Disclosure of detailed information about option payments for concessions at the Las Chispas Property in Sonora, Mexico (Details)	1 Months Ended		12 Months Ended
	Jun. 27, 2018 CAD ($)	Jun. 27, 2018 USD ($)	Dec. 31, 2018 CAD ($) Concession	Dec. 31, 2018 USD ($) Concession	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Statements [Line Items]
Concession paid			$ 17,010,194		$ 9,023,908
Las Chispas, Sonora, Mexico [Member]
Statements [Line Items]
Number of concessions | Concession			28	28
Future option payments							$ 610,000
Concession paid				$ 2,798,097		$ 400,000
Prior option payments							195,000
Total option payments							$ 4,003,097
Las Chispas, Sonora, Mexico [Member] | Six Of The Mining Concessions [Member]
Statements [Line Items]
Number of concessions | Concession			6	6
Mineral property interest			100.00%				100.00%
Future option payments							$ 0
Concession paid				$ 0		0
Prior option payments							0
Total option payments							$ 0
Las Chispas, Sonora, Mexico [Member] | One mining concession [Member]
Statements [Line Items]
Number of concessions | Concession			1	1
Mineral property interest			100.00%				100.00%
Future option payments							$ 0
Concession paid			$ 126,510	$ 100,000	51,944	40,000
Prior option payments							10,000
Total option payments							$ 150,000
Las Chispas, Sonora, Mexico [Member] | Four of the mining concessions [Member]
Statements [Line Items]
Number of concessions | Concession			4	4
Mineral property interest			20.00%				20.00%
Mineral Property Interest Option			100.00%				100.00%
Future option payments							$ 360,000
Concession paid	$ 111,551	$ 86,400	$ 189,017	$ 146,400	45,451	35,000
Prior option payments							$ 30,000
Total option payments			$ 571,400
Las Chispas, Sonora, Mexico [Member] | 13 of the mining concessions [Member]
Statements [Line Items]
Number of concessions | Concession			13	13
Mineral property interest			100.00%				100.00%
Future option payments							$ 0
Concession paid			$ 2,644,144	$ 2,025,000	$ 389,580	300,000
Prior option payments							$ 125,000
Las Chispas, Sonora, Mexico [Member] | One mining concession - 2 [Member]
Statements [Line Items]
Number of concessions | Concession			1	1
Mineral property interest			0.00%				0.00%
Future option payments							$ 100,000
Concession paid				$ 0		20,000
Prior option payments							30,000
Total option payments							$ 150,000
Las Chispas, Sonora, Mexico [Member] | One mining concession - 3 [Member]
Statements [Line Items]
Number of concessions | Concession			1	1
Mineral Property Interest Owned By Non-Controlling Interests			33.00%				33.00%
Mineral property interest			67.00%				67.00%
Future option payments							$ 0
Concession paid				$ 0		5,000
Prior option payments							0
Total option payments							$ 5,000
Las Chispas, Sonora, Mexico [Member] | Two Of The Mining Concessions [Member]
Statements [Line Items]
Number of concessions | Concession			2	2
Mineral property interest			100.00%				100.00%
Future option payments							$ 150,000
Concession paid				$ 26,697		$ 0
Prior option payments							0
Total option payments							$ 176,697